As filed with the Securities and Exchange Commission on March 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-21332

                           RMK High Income Fund, Inc.
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                           RMK HIGH INCOME FUND, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                DECEMBER 31, 2004

  Principal
   Amount/                                                                                NRSRO                          Market
    Shares       Description                                                             Rating            Cost          Value(b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 26.9% OF NET ASSETS
                 CERTIFICATE-BACKED OBLIGATIONS - 0.8%
     2,500,000   MM Community Funding, 4.25% 8/1/31(a)                                   BBB              2,478,879      2,503,125
                 COLLATERALIZED BOND OBLIGATION - 5.5%
     8,000,000   Diversified Asset Securitization 1A A1, 7.875% 9/15/35                  AAA              7,899,889      7,902,826
     3,440,000   E-Trade 2003-1A PSC, 11.50% 8/7/33(a)                                   BBB-             3,440,000      3,715,200
     5,000,000   Silver Leaf IA D1FX, 11.54% 5/15/13(a)                                  BBB              4,999,803      5,225,000
                                                                                                       -----------------------------
                                                                                                       $ 16,339,692   $ 16,843,026
                                                                                                       -----------------------------
                 COMMERCIAL LOANS - 2.2%
     6,500,000   GMAC Commercial Mortgage 1998-C1 F, 7.096% 5/15/30                      BBB-             6,406,005      6,698,055
                 EQUIPMENT LEASES - 3.6%
     8,000,000   Aerco Limited 2A A3, 2.55% 7/15/25                                      BBB              5,672,880      5,666,872
     3,000,000   Aircraft Finance Trust 1999-1A A1, 2.88% 5/15/24                        BBB              2,086,163      2,085,000
     5,000,000   Lease Investment Flight Trust 1 A1, 2.49% 7/15/31                       BBB              3,467,560      3,462,500
                                                                                                       -----------------------------
                                                                                                       $ 11,226,603   $ 11,214,372
                                                                                                       -----------------------------
                 FRANCHISE LOANS - 8.8%
    11,000,000   Atherton Franchisee 1999-A A2, 7.23% 4/15/12(a)                         A+               8,563,709      8,792,334
                 Atherton Franchisee 1999-A AX, 1.254% 3/15/19 interest-only strips(a)   A+                 915,123        793,567
                 CNL Funding 1998-1, 1.935% 9/18/12 interest-only strips(a)              AAA              2,988,838      3,019,295
     6,000,000   FMAC Loan Trust 1997-C A, 6.75% 12/15/19(a)                             BBB              2,442,400      2,585,851
     7,000,000   FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12(a)                            A                4,999,177      5,873,538
                 FMAC Loan Trust 1998-CA AX, 1.796% 9/15/18 interest-only strips(a)      AA               3,568,834      4,128,594
                 United Capital Markets, Inc. 2003-A NOTE, 2.30% 11/8/27 interest
                 only strips(a)                                                          AAA              1,760,715      2,081,187
                                                                                                       -----------------------------
                                                                                                       $ 25,238,796   $ 27,274,367
                                                                                                       -----------------------------

                 HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 3.9%
     2,000,000   Ameriquest Mortgage 2003-8 MV6, 4.87% 10/25/33                          BBB-             1,686,461      1,840,594
     3,000,000   Amresco Residential Securities 1999-1 B, 5.09% 11/25/29                 BBB              1,065,139      1,063,360
     2,000,000   Argent Securities 2004-W8 M10, 4.60% 5/25/34                            BBB-             1,572,177      1,562,820
     4,000,000   Long Beach Mortgage 2004-4 M10, 4.615% 10/25/34(a)                      BBB+             3,683,344      3,680,000
     2,000,000   Park Place Securities 2004-MCW1 M10, 4.258% 10/25/34(a)                 BBB-             1,544,269      1,560,000
     2,167,000   Structured Asset 2003-BC1 B2, 9.00% 5/25/32                             BBB-             2,115,550      2,262,446
                                                                                                       $ 11,666,940   $ 11,969,219
                 MANUFACTURED HOUSING LOANS - 1.5%
     5,000,000   Green Tree Financial 1996-9 M1, 7.63% 1/15/28                           BBB+             4,401,385      4,629,345
                 SMALL BUSINESS LOANS - 0.6%
     2,000,000   ACLC Business Trust 1998-2 A3, 6.686% 4/15/20(a)                        AA               1,844,641      2,007,414
                                                                                                       -----------------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                                       $ 79,602,940   $ 83,138,923
                                                                                                       -----------------------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 67.3% OF NET ASSETS
                 AUTO LOANS - 0.8%
     2,865,000   Union Acceptance Corp 2001-A C, 10.00% 4/8/09(a)                        Non-rated        2,524,100      2,452,211
                 CERTIFICATE-BACKED OBLIGATIONS - 5.3%
     2,500,000   INCAPS Funding II 2003-2A SIN, Zero Coupon Bond 1/15/34(a)              Non-rated        2,367,111      2,425,000
     1,000,000   MM Community Funding II, 3.50% 12/15/31                                 Non-rated          938,339        937,500
     3,000,000   MM Community Funding, 10.00% 5/1/33                                     Non-rated        2,913,176      2,910,000
     2,000,000   Preferred Term Securities III, Zero Coupon Bond 11/5/33                 Non-rated        1,901,388      1,910,600
     1,500,000   Preferred Term Securities IV, Zero Coupon Bond 6/24/34                  Non-rated        1,500,000      1,500,000
       735,981   Preferred Term Securities X, Zero Coupon Bond 7/3/33(a)                 Non-rated          725,747        712,062
     1,000,000   Preferred Term Securities XV, Zero Coupon Bond 9/26/34                  Non-rated        1,000,000      1,000,000
     1,316,750   TPREF Funding III, 11.00% 1/15/33(a)                                    Non-rated        1,285,947      1,290,415
     1,700,000   US Capital Funding I, Zero Coupon Bond 5/1/34                           Non-rated        1,700,000      1,700,000
     1,000,000   US Capital Funding II B-1, Zero Coupon Bond 8/1/34(a)(d)                Non-rated        1,000,000      1,000,000
     1,000,000   US Capital Funding III, Zero Coupon Bond 12/1/35(a)                     Non-rated        1,000,000      1,000,000
                                                                                                       -----------------------------
                                                                                                       $ 16,331,708   $ 16,385,577
                                                                                                       -----------------------------
                 COLLATERALIZED BOND OBLIGATION - 3.1%
     3,000,000   Hewett's Island 2004-1A COM, Zero Coupon Bond 12/15/16(a)               BB               3,000,000      3,000,000
     2,000,000   Inner Harbor 2001-1A B2, 11.19% 6/15/13(a)                              BB               2,009,053      2,030,000
     1,000,000   MCPA2 1998-PA B2, 7.00% 6/23/10(a)                                      B+                 857,532        840,000
     5,000,000   Travelers Funding 1A B, 6.90% 2/18/14(a)                                BB-              3,842,960      3,750,000
                                                                                                       -----------------------------
                                                                                                        $ 9,709,545    $ 9,620,000
                                                                                                       -----------------------------
                 COMMERCIAL LOANS - 21.9%
     1,500,000   CS First Boston Mortgage 1995-WF1 G, 8.488% 12/21/27(a)                 Non-rated        1,500,000      1,494,300
     4,000,000   CS First Boston Mortgage 1998-C2 H, 6.75% 11/11/30(a)                   B                2,650,389      2,712,440
     3,000,000   DLJ Commercial Mortgage 2000-CPK1 B4, 6.527% 11/10/33(a)                BB+              2,262,014      2,325,030
    10,000,000   Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25(a)                         B                8,904,753      9,772,100

                                                 RMK HIGH INCOME FUND, INC.
                                             SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                     DECEMBER 31, 2004

  Principal
   Amount/                                                                                NRSRO                          Market
    Shares       Description                                                             Rating            Cost          Value(b)
    12,000,000   Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25(a)                         B                6,669,859      6,720,000
                 Enterprise Mortgage 1998-1, 1.349% 1/15/25 interest-only strips(a)      B                1,952,989      2,009,028
     5,000,000   Enterprise Mortgage 1999-1 A2, 6.90% 10/15/25(a)                        CCC              1,546,852      1,374,004
    17,155,000   Enterprise Mortgage 2000-1 A1, 7.712% 1/15/27(a)                        B                7,193,541      6,553,572
    14,828,799   Enterprise Mortgage 2000-1 A2, 8.21% 1/15/27(a)                         B                7,188,454      7,268,620
     9,000,000   GMAC Commercial Mortgage 1997-C2 F, 6.75% 4/15/29                       B                6,049,524      6,828,750
     3,000,000   GMAC Commercial Mortgage 2000-C1 H, 7.00% 3/15/33(a)                    BB               2,697,842      2,927,280
     4,000,000   Lehman Brothers Commercial Mortgage 1998-C4 J, 5.60% 10/15/35(a)        B+               2,111,224      2,377,500
     5,000,000   Merrill Lynch Mortgage 1997-C1 F, 7.12% 6/18/29                         B                4,012,414      4,111,350
     2,500,000   JP Morgan Commercial Mortgage 1999-C8 H, 6.00% 7/15/31(a)               B+               1,645,768      1,791,975
     5,000,000   Salomon Brothers Mortgage 2000-C3 H, 7.00% 12/18/33(a)                  BB+              4,172,956      4,748,300
     5,000,000   Salomon Brothers Mortgage 2000-C2 H, 6.308% 7/18/33(a)                  BB+              4,132,364      4,598,500
                                                                                                       -----------------------------
                                                                                                       $ 64,690,942   $ 67,612,749
                                                                                                       -----------------------------

                                                 RMK HIGH INCOME FUND, INC.
                                             SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                     DECEMBER 31, 2004

  Principal
   Amount/                                                                                NRSRO                          Market
    Shares       Description                                                             Rating            Cost          Value(b)
                 EQUIPMENT LEASES - 5.2%
     4,000,000   Airplanes 2001-1A A9, 2.95% 3/15/19                                     BB+              2,123,257      2,120,000
     4,000,000   Embarcadero Aircraft 2000-A A1, 2.35% 8/15/25(a)                        BB               2,080,280      2,240,000
     2,000,000   Ocean Star 2004-A E, Zero Coupon Bond 11/12/18(a)                       BB-              2,002,461      2,002,500
     5,000,000   Pegasus Aviation 1999-1A A2, 6.30% 3/25/29(a)                           B                2,571,220      2,573,100
     6,000,000   Pegasus Aviation 2000-1 A1, 2.81% 3/25/15(a)                            B                2,546,216      2,563,648
     3,000,000   Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30(a)                      B                1,831,432      1,996,641
     6,000,000   Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31(a)                     CCC              2,646,809      2,645,818
                                                                                                       -----------------------------
                                                                                                       $ 15,801,676   $ 16,141,707
                                                                                                       -----------------------------
                 FRANCHISE LOANS - 8.6%
     1,500,000   Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                            BB               1,198,002      1,230,255
     2,000,000   Falcon Franchise Loan 2000-1 E, 6.50% 4/5/16(a)                         BB               1,477,005      1,444,460
     1,000,000   Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                            B                  674,378        671,760
     3,548,000   Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25(a)                        BB-              3,271,371      3,169,074
     8,708,500   FMAC Loan Trust 1996-B A1, 7.629% 11/15/18(a)                           DDD              3,295,682      3,501,156
    14,882,900   FMAC Loan Trust 1996-B A2, 2.10% 11/15/18(a)                            DDD              3,257,212      3,267,677
    18,500,000   FMAC Loan Trust 1997-B A, 6.85% 9/15/19(a)                              B                3,791,318      4,669,707
     4,350,188   FMAC Loan Trust 1998-A A3, 6.69% 9/15/20(a)                             BB               2,832,269      2,868,974
     9,000,000   FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20(a)                           B                5,732,680      5,537,420
                                                                                                       -----------------------------
                                                                                                       $ 25,529,916   $ 26,360,482
                                                                                                       -----------------------------
                 HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 12.1%
     2,500,000   Ace Securities 2004-FM1 B1A, 4.59% 8/25/33                              BB               1,993,507      2,037,500
     6,000,000   Ace Securities 2004-OP1 B, 4.60% 4/25/34                                BB               4,918,821      4,892,940
     3,060,000   Conseco Finance 2001-A IB2, 10.30% 3/15/32                              BB+              1,168,502      1,261,190
    11,700,000   Delta Funding Home Equity 1997-2 B3, 7.80% 6/25/27                      BB               1,699,593      1,719,795
     3,500,000   Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30                       CCC              1,149,124      1,195,819
     3,000,000   Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30                       B                2,651,219      2,800,380
     2,000,000   Equifirst Mortgage 2004-2 B1, 4.74% 7/25/34(a)                          BB+              1,639,263      1,633,760
     3,000,000   First Franklin Mortgage 2004-FFH2 B2, 4.50% 6/25/34(a)                  BB+              2,424,934      2,415,000
     2,500,000   First Franklin Mortgage 2004-FFH3 B1, 5.10% 9/15/34(a)                  BB               2,069,906      2,065,625
    10,000,000   IMC Home Equity 1997-3 B, 7.87% 8/20/28                                 D                  974,017      1,061,686
    15,000,000   IMC Home Equity 1997-5 B, 7.59% 11/20/28                                D                2,167,536      2,292,635
     4,000,000   Long Beach Mortgage 2001-4 M3, 4.68% 3/25/32                            B+               3,539,593      3,510,000
     4,190,000   Long Beach Mortgage 2004-2 B, 4.50% 6/25/34(a)                          BB+              3,368,799      3,350,324
     3,000,000   Meritage Mortgage 2004-2 B1, 4.829% 1/25/35(a)                          Non-rated        2,423,394      2,415,930
     2,000,000   Meritage Mortgage 2004-2 B2, 4.829% 1/25/34(a)                          Non-rated        1,565,926      1,560,320
     2,000,000   Sail Net 2004-5A B, 7.00% 6/25/34(a)                                    BBB              1,544,724      1,544,086
     1,830,000   Terwin Mortgage Trust 2004-16SL B3, 6.00% 9/25/34(a)                    BB               1,502,750      1,499,941
                                                                                                       -----------------------------
                                                                                                       $ 36,801,607   $ 37,256,932
                                                                                                       -----------------------------
                 MANUFACTURED HOUSING LOANS - 10.0%
     5,000,000   Conseco Finance 2000-6 M1, 7.72% 9/1/32                                 CCC              2,713,155      2,550,000
     4,000,000   Conseco Finance 2001-1 M1, 7.535% 7/1/32                                CCC              1,759,610      1,400,000
    18,000,000   Green Tree Financial 1999-5 M1, 8.05% 3/1/30                            C                5,050,426      4,672,260
     2,000,000   Green Tree Financial 1994-1 B2, Zero Coupon Bond 4/15/19(d)             B+                 979,061        982,259
     4,000,000   Green Tree Financial 1996-4 M1, 7.75% 6/15/27                           B-               2,889,274      2,890,090
     2,000,000   Green Tree Financial 1997-3 M1, 7.53 % 3/15/28                          B+               1,306,742      1,390,000
     3,000,000   Green Tree Financial 1997-8 M1, 7.02% 10/15/27                          CCC-             1,975,964      2,098,806
     6,000,000   Green Tree Financial 1999-4 M1, 7.60% 5/1/31                            CCC-             1,611,179      1,205,340
     8,000,000   Greenpoint Manufactured Housing 1999-5 M2, 9.23% 12/15/29               BB-              5,806,714      4,950,392
     2,000,000   Merit Securities 12-1 1M2, 8.35% 7/28/33                                B                1,546,112      1,219,720
    21,505,000   Madison Avenue Manufactured Housing 2002-A B2, 4.37% 3/25/32            BB-              7,689,494      7,526,750
                                                                                                       -----------------------------
                                                                                                       $ 33,327,731   $ 30,885,617
                                                                                                       -----------------------------
                 RECREATIONAL EQUIPMENT - 0.3%
     4,000,000   Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/15/18            CCC-             1,006,528        998,837

                                                                                                       -----------------------------
TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE                                                  $205,723,753  $ 207,714,111
                                                                                                       -----------------------------

                                                 RMK HIGH INCOME FUND, INC.
                                             SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                     DECEMBER 31, 2004

  Principal
   Amount/                                                                                NRSRO                          Market
    Shares       Description                                                             Rating            Cost          Value(b)
CORPORATE BONDS - NON-INVESTMENT GRADE - 22.5% OF NET ASSETS
                 BASIC MATERIALS - 1.1%
       250,000   Foamex L.P., 9.875% Bond 6/15/07                                        CCC+               212,426        205,000
     1,000,000   Foamex L.P., 10.75% Bond 4/1/09                                         B-                 958,906        977,500
     2,125,000   Resolution Performance, 13.50% Bond 11/15/10                            CCC              1,966,184      2,310,938
                                                                                                       -----------------------------
                                                                                                        $ 3,137,516    $ 3,493,438
                                                                                                       -----------------------------
                 BUSINESS SERVICES - 1.9%
     2,000,000   Comforce Operation, 12.00% Bond 12/1/07                                 Non-rated        2,000,000      2,000,000
       250,000   Danka Business, 10.00% Bond 4/1/05                                      Non-rated          241,402        241,250
     2,000,000   MSX INTL, 11.375% Bond 1/15/05                                          CCC+             1,639,927      1,652,500
     2,000,000   Team Health, 9.00% Bond 4/1/12(a)                                       B-               1,940,749      1,955,000
                                                                                                       -----------------------------
                                                                                                        $ 5,822,079    $ 5,848,750
                                                                                                       -----------------------------
                 CONSTRUCTION - 0.3%
       500,000   Integrated Electrical Service, 9.375% Bond 2/1/09                       CCC+               458,838        445,090
       500,000   Integrated Electrical Service, 9.375% Bond 2/1/09                       CCC+               461,435        461,165
                                                                                                       -----------------------------
                                                                                                          $ 920,273      $ 906,255
                                                                                                       -----------------------------
                 ELECTRONICS - 0.8%
     2,500,000   Knowles Electronics, 13.125% Bond 10/15/09                              CCC              2,422,635      2,606,250
                 ENERGY - 2.3%
     3,000,000   Abraxas Petroleum, Zero Coupon Bond 12/1/09(a)                          Non-rated        3,000,000      2,988,750
       750,000   Calpine Corp, 8.75% Bond 7/15/13(a)                                     B                  615,102        613,665
       925,000   Calpine Corp, 9.875% Bond 12/1/11(a)                                    B                  786,170        800,125
     2,500,000   United Refining, 10.50% Bond 8/15/12(a)                                 B-               2,467,907      2,559,375
                                                                                                       -----------------------------
                                                                                                        $ 6,869,179    $ 6,961,915
                                                                                                       -----------------------------
                 FINANCE - 1.5%
     1,602,000   Advanta Capital Trust, 8.99% Bond 12/17/26                              CCC              1,576,998      1,561,950
     1,000,000   Labranche & Co, 9.50% Bond 5/15/09                                      B                1,002,378      1,010,000
     2,000,000   Labranche & Co, 11.00% Bond 5/15/10                                     B                2,151,081      2,148,860
                                                                                                       -----------------------------
                                                                                                        $ 4,730,457    $ 4,720,810
                                                                                                       -----------------------------
                 FOOD & AGRICULTURE - 0.9%
     4,000,000   Land O Lakes, 7.45% Bond 3/15/28(a)                                     CCC              2,402,559      2,620,000
       350,000   New World Pasta, 9.25% Bond 2/15/09                                     Non-rated           97,947         26,250
                                                                                                       -----------------------------
                                                                                                        $ 2,500,506    $ 2,646,250
                                                                                                       -----------------------------
                 INSURANCE - 0.1%
       600,000   Zurich Reinsurance, 7.125% Bond 10/15/23                                BB+                380,690        382,542
                 MANUFACTURING - 5.0%
     3,000,000   Consolidated Container, 10.125% Bond 7/15/09                            CCC              2,829,583      2,917,500
       400,000   Dura Operating, 9.00% Bond 5/1/09                                       B-                 385,964        386,716
     1,000,000   GSI Group Inc, 10.25% Bond 11/1/07                                      CCC+             1,003,223      1,003,470
     3,000,000   MMI Products, 11.25% Bond 4/15/07                                       CCC              3,012,863      3,030,000
     5,000,000   US Can, 12.375% Bond 10/1/10                                            CCC+             4,469,226      4,800,000
     3,500,000   VITRO SA, 11.75% Bond 11/1/13(a)(e)                                     B-               3,470,174      3,386,250
                                                                                                       -----------------------------
                                                                                                       $ 15,171,033   $ 15,523,936
                                                                                                       -----------------------------
                 RETAIL - 0.1%
       250,000   General Nutrition Center, 8.50% Bond 12/1/10                            CCC+               235,705        235,938

                 TELECOMMUNICATIONS - 6.7%
     1,000,000   American Cellular Corp, 10.00% Bond 8/1/11                              B-                 855,885        851,250
     2,400,000   BARAK I.T.C., 12.50% Bond 11/15/07 (e)                                  CCC              1,872,432      1,176,000
     3,000,000   Call-Net Enterprises, 10.625% Bond 12/31/08(e)                          B-               2,950,976      2,932,500
     4,000,000   Charter, 10.00% Bond 5/15/11                                            CCC-             3,410,807      3,420,000
     4,100,000   Level 3 Financing, 10.75% Bond 10/15/11(a)                              CC               3,556,610      3,710,500
     1,500,000   MasTec, 7.75% Bond 2/1/08                                               B                1,399,643      1,373,835
       500,000   Primus Telecom, 8.00% Bond 1/15/14                                      CCC                422,418        420,905
     3,000,000   Rural Cellular, 9.75% Bond 1/15/10                                      CCC              2,688,879      2,709,420
     2,055,000   Time Warner, 10.125% Bond 2/1/11                                        CCC+             1,904,118      2,019,038
     1,000,000   Time Warner, 9.75% Bond 7/15/08                                         CCC+               950,523      1,012,500
     1,000,000   Transtel SA, 12.50% Bond 12/31/08(a)                                    Non-rated          931,544        935,000
                                                                                                       -----------------------------
                                                                                                       $ 20,943,834   $ 20,560,948
                                                                                                       -----------------------------
                 TOBACCO - 0.6%
     2,300,000   North Atlantic Trading, 9.25% Bond 3/1/12                               B-               2,214,724      1,960,727
                 TRANSPORTATION - 1.0%
     3,000,000   Greyhound Lines, 11.50% Bond 4/15/07                                    CCC-             2,970,747      3,045,000
                 TRAVEL - 0.2%
       500,000   Worldspan/WS Fin Corp                                                   B-                 483,879        487,195
                                                                                                       -----------------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE                                                           $ 68,803,257   $ 69,379,953
                                                                                                       -----------------------------

                                                 RMK HIGH INCOME FUND, INC.
                                             SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                     DECEMBER 31, 2004

  Principal
   Amount/                                                                                NRSRO                          Market
    Shares       Description                                                             Rating            Cost          Value(b)
MORTGAGE BACKED SECURITIES - 3.1% OF NET ASSETS
                 COLLATERALIZED MORTGAGE OBLIGATION - 3.1%
                 Harborview Mortgage 2003-2 1X, 2.115% 10/19/33 interest-only strips     AAA              1,946,530      1,911,992
                 Harborview Mortgage 2004-8 x, 1.446% Bond 11/19/34 interest-only
                 strips                                                                  AAA              3,140,121      3,179,403
                 Mellon Residential 2002-TBC2 X, 1.101% 8/15/32 interest-only strips     AAA              1,985,055      2,427,408
     5,000,000   Structured Asset 2003-S A, 7.50% 12/28/33(a)                            BBB              1,911,557      1,910,898
                                                                                                       -----------------------------
TOTAL MORTGAGE BACKED SECURITIES                                                                        $ 8,983,264    $ 9,429,702
                                                                                                       -----------------------------

GOVERNMENT AGENCY SECURITIES  - 2.2% OF NET ASSETS
                 GNMA 2003-59 XA, 0.304% 6/16/34 interest-only strips(c)                 Non-rated        3,837,813      3,892,652
                 GNMA 2003-64 XA, 0.496% 8/16/43 interest-only strips(c)                 Non-rated        5,501,528      3,057,468
                                                                                                       -----------------------------
TOTAL GOVERNMENT AGENCY SECURITIES                                                                      $ 9,339,340    $ 6,950,120
                                                                                                       -----------------------------

COMMON STOCKS - 8.4% OF NET ASSETS
        45,700   AU Optronics Corporation                                                                   600,479        654,424
        86,500   American Capital Strategies, Ltd.                                                        2,309,452      2,884,775
           200   American Italian Pasta Company                                                               3,800          4,650
        58,300   Andrx Corporation(d)                                                                     1,125,863      1,272,689
        52,000   Anthracite Capital, Inc.                                                                   566,009        642,720
           600   AutoZone, Inc.(d)                                                                           50,730         54,786
         1,600   BP Prudhoe Bay Royalty Trust                                                                62,940         77,280
        24,500   Bank of America Corporation                                                                986,712      1,151,255
        14,100   CVS Corporation                                                                            515,853        635,487
       207,200   Cincinnati Bell Inc.(d)                                                                  1,021,535        859,880
         7,200   Devon Energy Corporation                                                                   259,380        280,224
         8,300   Exxon Mobil Corporation                                                                    398,497        425,458
         9,150   General Cable Corporation                                                                   64,144        126,728
        33,950   Hancock Fabrics, Inc.                                                                      318,042        352,062
         9,700   Harley-Davidson, Inc.                                                                      447,604        589,275
        19,800   The Home Depot, Inc.                                                                       702,160        846,252
        18,450   Intersil Corporation                                                                       290,896        308,300
         9,800   Kerr-McGee Corporation                                                                     478,513        566,342
         6,500   Kinder Morgan Energy Partners, L.P.                                                        291,138        288,145
        12,700   L-3 Communications Holdings, Inc.                                                          583,195        930,148
        44,800   Limited Brands, Inc.                                                                       779,012      1,031,296
         4,800   Magellan Midstream Partners, L.P.                                                          260,110        281,616
       118,950   MCG Capital Corporation                                                                  1,992,085      2,037,614
         6,800   Magyar Tavkozlesi Rt.                                                                      135,769        165,988
        31,000   Microsoft Corporation                                                                      799,552        828,320
         7,800   Oceaneering International, Inc.(d)                                                         287,062        291,096
        30,000   OmniVision Technologies, Inc.                                                              356,340        550,500
         9,800   Petroleo Brasileiro S.A.                                                                   352,436        389,844
         1,700   Range Resources Corporation                                                                 30,685         34,782
        14,500   Regal Entertainment Group                                                                  274,200        300,875
        26,000   SanDisk Corporation(d)                                                                     560,248        649,220
         8,600   Sanmina-SCI Corporation                                                                     64,320         72,842
        12,100   Ship Finance International Limited                                                         277,984        248,292
        12,700   Spinnaker Exploration Company(d)                                                           432,095        445,389
         3,200   Stone Energy Corporation(d)                                                                129,540        144,288
        11,000   Storage Technology Corporation                                                             263,611        347,710
        39,700   Technology Investment Capital Corporation                                                  596,365        595,897
        18,300   Tidewater, Inc.                                                                            566,067        651,663
        45,200   UTStarcom, Inc.(d)                                                                         940,144      1,001,180
           700   Valero L.P.                                                                                 38,700         41,601
        12,000   VERITAS Software Corporation(d)                                                            269,862        342,600
         5,000   Wal-Mart Stores, Inc.                                                                      259,000        264,100
         9,600   Wells Fargo & Company                                                                      511,265        596,640
        14,900   Tsakos Energy Navigation Limited                                                           543,405        533,271
        16,600   XL Capital Ltd.                                                                          1,304,329      1,288,990
                                                                                                       -----------------------------
TOTAL COMMON STOCKS                                                                                    $ 23,101,127   $ 26,086,492
                                                                                                       -----------------------------

EURODOLLAR TIME DEPOSITS - 1.2% OF NET ASSETS
                 State Street Bank & Trust Company Eurodollar time deposits
                 dated December 31, 2004, 0.85%, maturing at $ 3,640,258 on                            -----------------------------
                 January 3, 2005.                                                                      $ 3,640,000    $ 3,640,000
                                                                                                       -----------------------------

                                                 RMK HIGH INCOME FUND, INC.
                                             SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                     DECEMBER 31, 2004

  Principal
   Amount/                                                                                NRSRO                          Market
    Shares       Description                                                             Rating            Cost          Value(b)
                                                                                                       -----------------------------
TOTAL INVESTMENTS - 131.6% OF NET ASSETS                                                               $ 399,193,681  $ 406,339,300
                                                                                                       -----------------------------
OTHER ASSETS AND LIABILITIES, NET - (31.6%) OF NET ASSETS                                                               (97,658,701)
                                                                                                                      --------------
NET ASSETS                                                                                                            $ 308,680,599
                                                                                                                      ==============

     (a)  These securitie are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
     (b)  See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (c)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
     (d)  These securities are non-income producing.
     (e)  These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK High Income Fund, Inc.


By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2005



By: /s/ Joseph C. Weller
    ---------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  February 28, 2005